Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%		0.00%	0.00%	0.00%
Change in valuation allowance				$ 5,004,696	$ 3,141,971	$ 2,382,742
Probability Of Uncertain Tax Benefits To Be Recognized Percentage				50.00%
Unrecognized Tax Benefits			$ 0	$ 0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0	0	$ 0	$ 0
Operating Loss Carryforwards				40,150,911
BR
Income Tax Contingency [Line Items]
Operating Loss Carryforwards				26,462,849
US
Income Tax Contingency [Line Items]
Operating Loss Carryforwards				$ 13,688,062
Zanite Acquisition Corp [Member]
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent				0.00%	0.00%
Change in valuation allowance	$ 5,002,331		$ 73,682	$ 1,276,315
Unrecognized Tax Benefits	$ 0			0
State and Local Jurisdiction [Member] | Zanite Acquisition Corp [Member]
Income Tax Contingency [Line Items]
Deferred tax assets, net operating loss carryforwards				$ 254,349
Effective Income Tax Rate Reconciliation, Percent				5.00%